3. Acquisition of License Agreements (Details) - shares	3 Months Ended	12 Months Ended
	Jul. 31, 2016	Apr. 30, 2016	Apr. 30, 2015
License Agreement and Commitment, Description	the Company agreed to pay a monthly base fee of up to £4,750, depending on the service provided, and 15% commission fee for all revenues including a minimum revenue base of £140,000 in the first year and £100,000 in subsequent years	the Company agreed to pay a monthly base fee of up to £4,750, depending on the service provided, and 15% commission fee for all revenues including a minimum revenue base of £140,000 in the first year and £100,000 in subsequent years.
Common Stock
Stock issued for consulting services		10,000,000	375,000
Shares issued for acquisition of licenses, Shares		20,000,000
Common Stock | President
Stock issued for consulting services	20,000,000		375,000
Shares issued for acquisition of licenses, Shares		20,000,000